Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital Amount	Accumulated deficit Amount	Accumulated other comprehensive (loss) income Amount	Non- controlling interests Amount	Total
Balance at Dec. 31, 2018	$ 6,537,269	$ 22,437,754	$ 23,003,285	$ (18,869,218)	$ 5,345	$ (368,533)	$ 32,745,902
Balance (in Shares) at Dec. 31, 2018	6,537,269	22,437,754
Issuance of shares to non-controlling interest			10,672			(10,672)
Issuance of tokens						300,000	300,000
Reacquisition of convertible bonds			(1,298,490)				(1,298,490)
Disposal of a subsidiary						(75)	(75)
Share-based compensation			1,612,832				1,612,832
Exercise of warrants	$ 60,093		1,559,325				1,619,418
Exercise of warrants (in Shares)	60,093
Exchange difference on translation of foreign operation					(10,897)		(10,897)
Net income (loss)				(18,686,762)		(1,430,176)	(20,116,938)
Balance at Dec. 31, 2019	$ 6,597,362	$ 22,437,754	24,887,624	(37,555,980)	(5,552)	(1,509,456)	14,851,752
Balance (in Shares) at Dec. 31, 2019	6,597,362	22,437,754
Issuance of Class A Ordinary Shares and warrants, net of issuance cost	$ 4,120,581		12,661,754				16,782,335
Issuance of Class A Ordinary Shares and warrants, net of issuance cost (in Shares)	4,120,581
Warrant Exchange	$ 540,540		(540,540)
Warrant Exchange (in Shares)	540,540
Exercise of options	$ 12,328		48,298				60,626
Exercise of options (in Shares)	12,328
Issuance of shares to non-controlling interest			25,715			(25,715)
Share-based compensation			1,478,565				1,478,565
Exercise of warrants	$ 313,513		(313,513)
Exercise of warrants (in Shares)	313,513
Exchange difference on translation of foreign operation					58,848		58,848
Net income (loss)				7,066,854		(2,146,687)	4,920,167
Balance at Dec. 31, 2020	$ 11,584,324	$ 22,437,754	38,247,903	(30,489,126)	53,296	(3,681,858)	38,152,293
Balance (in Shares) at Dec. 31, 2020	11,584,324	22,437,754
Exercise of options	$ 190,159		504,065				694,224
Exercise of options (in Shares)	190,159
Issuance of Class A Ordinary Shares	$ 1,387,925		2,612,075				4,000,000
Issuance of Class A Ordinary Shares (in Shares)	1,387,925
Disposal of subsidiaries under common control transaction			303,419		(5,386)	(300,000)	(1,967)
Disposal of subsidiaries						7,962	7,962
Issuance of shares to non-controlling interest			66,783			(61,423)	5,360
Share-based compensation			1,682,460				1,682,460
Exercise of warrants	$ 40,000		90,012				130,012
Exercise of warrants (in Shares)	40,000
Exchange difference on translation of foreign operation					(49,929)		(49,929)
Net income (loss)				(25,048,389)		(2,065,904)	(27,114,293)
Balance at Dec. 31, 2021	$ 13,202,408	$ 22,437,754	$ 43,506,717	$ (55,537,515)	$ (2,019)	$ (6,101,223)	$ 17,506,122
Balance (in Shares) at Dec. 31, 2021	13,202,408	22,437,754